Document and Entity Information	Sep. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000798783
Document Type	8-K
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	UNIVERSAL HEALTH REALTY INCOME TRUST
Entity Incorporation State Country Code	MD
Entity File Number	1-9321
Entity Tax Identification Number	23-6858580
Entity Address, Address Line One	Universal Corporate Center
Entity Address, Address Line Two	367 South Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	265-0688
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of beneficial interest, $0.01 par value
Trading Symbol	UHT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false